Other assets	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Other Assets
Other assets

6 Other assets

	Unaudited 31 December 2024	30 June 2024
	AUD$	AUD$
CURRENT
Prepayments	152,815	-
Tax recoverable	130,445	-
Other current assets	523,192	201,830
Total non-financial assets	806,452	201,830

	31 December 2024	30 June 2024
	AUD$	AUD$
NON-CURRENT
Prepayment of equipment	-	429,841

10 Other non-financial assets

	2024	2023
	AUD$	AUD$
		Restated
CURRENT
Prepayments of seed assets	-	3,672,697

Tax prepayment	-	253,760
Other current assets	201,830	299,555
Total non-financial assets	201,830	553,315

	2024	2023
	AUD$	AUD$
NON-CURRENT
Prepayment of equipment	429,841	-

Prepayment of seed purchase is the upfront payment for purchasing canola seed for the next six months, it accounts for 6,000 tonnage of canola seed held by the third-party suppliers and will be transferred to the Company in a less than six month period.